UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21855

HealthSharesTM, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550 New York, New York			10170
(Address of principal executive offices)			(Zip code)

William J. Kridel, Jr. HealthShares™, Inc. 420 Lexington Avenue Suite 2626 New York, New York 10170
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 867-7400

Date of fiscal year end:	September 30, 2007

Date of reporting period:	March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMI-ANNUAL REPORT

March 31, 2007

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund

HealthSharesTM Cancer Exchange-Traded Fund

HealthSharesTM Cardio Devices Exchange-Traded Fund

HealthSharesTM Cardiology Exchange-Traded Fund

HealthSharesTM Diagnostics Exchange-Traded Fund

HealthSharesTM Emerging Cancer Exchange-Traded Fund

HealthSharesTM Enabling Technologies Exchange-Traded Fund

HealthSharesTM GI/Gender Health Exchange-Traded Fund

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund

HealthSharesTM Neuroscience Exchange-Traded Fund

HealthSharesTM Ophthalmology Exchange-Traded Fund

HealthSharesTM Patient Care Services Exchange-Traded Fund

HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund

HealthSharesTM Composite Exchange-Traded Fund

This material must be accompanied or preceded by a prospectus.

An Investor should consider the fund's investment objective, risks, charges and expenses carefully before investing.

There are risks involved with investing in ETFs including possible loss of money. HealthSharesTM are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment. HealthSharesTM ETFs are subject to increased risks associated with investing in a specific sector compared to a more diversified investment, as well as unique risks associated with the healthcare and biotechnology sector (i.e., government regulation, patent regulation, etc.).

The ETFs face additional risks attributable to their investments in small and medium capitalization companies which are subject to higher volatility than larger, more established companies. In addition, they are invested in a limited number of securities and a decline in the value of these investments would cause the fund's overall value to decline to a greater degree than in a less concentrated portfolio.

Global or International Funds invest in foreign securities that may be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

For this and more complete information about the fund call 800.925.2870 or visit the website www.healthsharesinc.com for a prospectus. Please read the prospectus carefully before investing.

HealthSharesTM are distributed by ALPS Distributors Inc, member of NASD, which is not affiliated with HealthSharesTM or any other affiliate.

HealthSharesTM, Inc.

This Page is Intentionally Left Blank

TO OUR SHAREHOLDERS:

On behalf of all of us at HealthShares, welcome! I am pleased to be able to provide you with this first semi-annual report for the period ended March 31, 2007, reflecting operations of the 14 HealthShares funds launched in January and March of this year.

The various HealthShares exchange-traded funds divide the healthcare and life sciences sectors into a series of verticals or themes sorted by therapeutic area or approach or geography. By organizing along these lines, we give investors targeted exposure to innovations in healthcare and biotechnology that otherwise would be difficult, if not impossible to obtain.

While this initial reporting period is short, we have already seen encouraging trading volumes in the funds and hope for even greater improvement when HealthShares obtains a 12-d-1 ruling from the Securities and Exchange Commission, which would allow large scale investors to buy the funds in substantial amounts. Also, while it is difficult to judge performance based on such a short time frame, we are encouraged by these early results. We also continue to experience increased and ongoing interest in the HealthShares story by retail and institutional investors.

Since the end of the last calendar quarter, we have launched an additional three funds, bringing our total HealthShares Funds to seventeen. There are an additional three funds we contemplate launching, which will complete the HealthShares fund family.

According to the Office of the Actuary at the Centers for Medicare and Medicaid Services, in 2005 the national health care expenditure was approximately $2 trillion. We believe that healthcare will continue to grow faster than the American economy as a whole. We hope and believe that the HealthShares ETFs are a unique way to participate in this dynamic sector.

Very Truly Yours,

William J. Kridel Jr.,
Chairman

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund (HHA)

The HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Autoimmune-Inflammation Index.

The Autoimmune-Inflammation Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "autoimmune-inflammation" companies. An Autoimmune-Inflammation company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of inflammatory diseases such as osteoarthritis and autoimmune disorders including, but not limited to, rheumatoid arthritis, allergies, multiple sclerosis, psoriasis and lupus.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Autoimmune- Inflammation Index	S&P 500 Health Care Index
Since Inception[1]	2.16%	2.26%	2.30%	0.46%

1 Total returns are from inception on 3/12/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
Immunomedics, Inc.	52,606	$240,935	9.2%
Genmab A/S (Denmark)	3,492	212,105	8.1%
Cytos Biotechnology AG (Switzerland)	1,055	150,369	5.8%
Dynavax Technologies Corp.	26,801	145,797	5.6%
Aspreva Pharmaceuticals Corp. (Canada)	6,618	142,685	5.5%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Cancer Exchange-Traded Fund (HHK)

The HealthSharesTM Cancer Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Cancer Index.

The Cancer Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "cancer" companies. A Cancer company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of cancers. Companies in this index generally include those with substantial revenues and significant research and development programs.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Cancer Index	S&P 500 Health Care Index
Since Inception[1]	3.89%	3.92%	3.92%	0.46%

1 Total returns are from inception on 3/12/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
Onyx Pharmaceuticals, Inc.	10,057	$249,817	9.4%
ImClone Systems, Inc.	4,257	173,558	6.6%
Regeneron Pharmaceuticals, Inc.	7,571	163,685	6.2%
United Therapeutics Corp.	2,926	157,360	5.9%
Exelixis, Inc.	13,338	132,580	5.0%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Cardio Devices Exchange-Traded Fund (HHE)

The HealthSharesTM Cardio Devices Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Cardio Devices Index.

The Cardio Devices Index is an index of U.S. and foreign equity securities of medical equipment companies that have been identified as "cardio devices" companies. A Cardio Devices company is a company engaged in the manufacture, distribution, and commercialization of medical devices for the treatment of cardiac, vascular, and endovascular disorders and diseases, including but not limited to stents, valves, patches, pumps, defibrillators, pacemakers, sutures and sensors/chips.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Cardio Devices Index	S&P 500 Health Care Index
Since Inception[1]	-1.98%	-2.06%	-1.88%	-1.71%

1 Total returns are from inception on 01/23/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
CryoLife, Inc.	85,927	$722,646	9.7%
Spectranetics (The) Corp.	40,244	430,611	5.8%
Volcano Corp.	23,854	429,611	5.8%
Kyphon, Inc.	8,727	393,937	5.3%
C.R. Bard, Inc.	4,904	389,917	5.3%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Cardiology Exchange-Traded Fund (HRD)

The HealthSharesTM Cardiology Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Cardiology Index.

The Cardiology Index is an index of U.S. and foreign equity securities of life sciences and/or biotechnology companies that have been identified as "cardiology" companies. A Cardiology company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of cardiological indications including, but not limited to, atherosclerosis, coronary artery disease, congestive heart failure, stroke, hypertension, thrombosis, and restenosis.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Cardiology Index	S&P 500 Health Care Index
Since Inception[1]	-3.80%	-3.60%	-3.51%	0.46%

1 Total returns are from inception on 03/12/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
Barr Pharmaceuticals, Inc.	6,956	$322,410	13.4%
Biovail Corp. (Canada)	7,064	154,419	6.4%
Millennium Pharmaceuticals, Inc.	11,461	130,196	5.4%
Medicines (The) Co.	4,929	123,619	5.1%
Alexion Pharmaceuticals, Inc.	2,760	119,341	5.0%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Diagnostics Exchange-Traded Fund (HHD)

The HealthSharesTM Diagnostics Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Diagnostics Index.

The Diagnostics Index is an index of U.S. and foreign equity securities of life sciences or biotechnology companies that have been identified as "diagnostics" companies. A Diagnostics company is a company engaged in the identification of the existence and extent of a disease, the visual localization of a disease by way of imaging, the selection of therapeutic agents appropriate for the disease wherever possible and the monitoring of disease progression/therapeutic efficacy.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Diagnostics Index	S&P 500 Health Care Index
Since Inception[1]	-1.27%	-1.34%	-1.19%	-1.71%

1 Total returns are from inception on 01/23/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
Meridian Bioscience, Inc.	23,752	$659,355	8.8%
Hologic, Inc.	8,975	517,319	6.9%
Myriad Genetics, Inc.	13,588	468,243	6.3%
ResMed, Inc.	8,369	421,547	5.6%
Quidel Corp.	32,884	394,608	5.3%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Emerging Cancer Exchange-Traded Fund (HHJ)

The HealthSharesTM Emerging Cancer Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Emerging Cancer Index.

The Emerging Cancer Index is an index of U.S. and foreign equity securities of pharmaceutical or biotechnology companies that have been identified as "emerging cancer" companies. An Emerging Cancer company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of cancers. Companies in this index generally include those with some level of revenues, or those on the verge of revenues with significant but focused research and development programs.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Emerging Cancer Index	S&P 500 Health Care Index
Since Inception[1]	0.53%	0.14%	1.70%	-1.71%

1 Total returns are from inception on 01/23/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
Dendreon Corp.	75,185	$972,143	13.1%
Array BioPharma, Inc.	43,162	548,158	7.4%
Merck Serono SA ADR (Switzerland)	22,673	511,956	6.9%
GTx, Inc.	21,818	445,087	6.0%
Cell Genesys, Inc.	104,075	437,115	5.9%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Enabling Technologies Exchange-Traded Fund (HHV)

The HealthSharesTM Enabling Technologies Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Enabling Technologies Index.

The Enabling Technologies Index is an index of U.S. and foreign equity securities of healthcare, life sciences or biotechnology companies that have been identified as "enabling technologies" companies. An Enabling Technology company is a company engaged in providing technology products and/or services that enable and support the discovery, clinical development and manufacturing activities of pharmaceutical and biotechnology companies, including but not limited to genomics, proteomics, and high throughput screening.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Enabling Technologies Index	S&P 500 Health Care Index
Since Inception[1]	2.31%	2.19%	2.44%	-1.71%

1 Total returns are from inception on 01/23/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
Sangamo BioSciences, Inc.	82,713	$562,449	7.2%
Illumina, Inc.	18,478	541,406	6.9%
Sigma-Aldrich Corp.	10,938	454,146	5.8%
Invitrogen Corp.	6,533	415,825	5.3%
PerkinElmer, Inc.	17,009	411,958	5.3%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM GI/Gender Health Exchange-Traded Fund (HHU)

The HealthSharesTM GI/Gender Health Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM GI/Gender Health Index.

The GI/Gender Health Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "gastrointestinal/genitourinary/gender health" companies. A gastrointestinal/genitourinary/gender health company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of diseases including, but not limited to, gastrointestinal disorders such as gastroesophageal reflux disease, heartburn, irritable bowel syndrome, Crohn's Disease and ulcerative colitis; genitourinary disorders such as overactive bladder, urge incontinence, stress incontinence and urinary tract infection; and gender health matters including sexual dysfunction (male and female), endometriosis, benign prostatic hyperplasia, prolapsed womb and reproductive health.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM GI/Gender Health Index	S&P 500 Health Care Index
Since Inception[1]	2.22%	2.33%	2.56%	0.46%

1 Total returns are from inception on 03/12/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
Schwarz Pharma AG (Germany)	1,895	$271,172	10.3%
Neurocrine Biosciences, Inc.	13,349	166,862	6.3%
Mentor Corp.	3,329	153,134	5.8%
Dr. Reddy's Laboratories, Ltd. ADR (India)	8,705	143,284	5.5%
Axcan Pharma, Inc. (Canada)	8,347	137,809	5.2%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund (HHM)

The HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Metabolic-Endocrine Index.

The Metabolic-Endocrine Disorders Index is an index of U.S. and foreign equity securities of life sciences and/or biotechnology companies that have been identified as "metabolic-endocrine disorders" companies. A Metabolic-Endocrine Disorders company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of metabolic-endocrine disorders including, but not limited to, diabetes, obesity, Syndrome X, growth deficiency and rare lysosomal disorders.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Metabolic-Endocrine Disorders Index	S&P 500 Health Care Index
Since Inception[1]	-1.97%	-1.69%	-1.18%	0.46%

1 Total returns are from inception on 03/12/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
NicOx (France)	9,826	$258,328	10.4%
GTx, Inc.	10,010	204,204	8.2%
Tercica, Inc.	27,130	158,982	6.4%
Amylin Pharmaceutical, Inc.	3,405	127,211	5.1%
Nektar Therapeutics	9,724	126,995	5.1%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Neuroscience Exchange-Traded Fund (HHN)

The HealthSharesTM Neuroscience Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Neuroscience Index.

The Neuroscience Index is an index of U.S. and foreign equity securities of life sciences and/or biotechnology companies that have been identified as "neuroscience" companies. A Neuroscience company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of neurological and psychiatric disorders including, but not limited to, Alzheimer's, Parkinson's, Huntington's, schizophrenia, anxiety, depression, epilepsy, pain and sleep disorders.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Neuroscience Index	S&P 500 Health Care Index
Since Inception[1]	1.38%	1.30%	1.38%	0.46%

1 Total returns are from inception on 03/12/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
New River Pharmaceuticals, Inc.	5,551	$353,210	13.7%
Schwarz Pharma AG (Germany)	1,450	207,493	8.0%
King Pharmaceuticals, Inc.	7,678	151,026	5.9%
Biovail Corp. (Canada)	6,689	146,222	5.7%
Adolor Corp.	15,407	134,811	5.2%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investment and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Ophthalmology Exchange-Traded Fund (HHZ)

The HealthSharesTM Ophthalmology Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Ophthalmology Index.

The Ophthalmology Index is an index of U.S. and foreign equity securities of life sciences and/or biotechnology companies that have been identified as "ophthalmology" companies. An Ophthalmology company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents by means of pharmaceuticals, medical devices or biomaterials for the treatment of various diseases of the eye including, but not limited to, age-related macular degeneration, dry-eye, diabetic macular edema, glaucoma, presbyopia and myopia.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Ophthalmology Index	S&P 500 Health Care Index
Since Inception[1]	-0.83%	-0.67%	-0.60%	0.46%

1 Total returns are from inception on 03/12/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
Fielmann AG (Germany)	3,660	$224,112	8.9%
Ista Pharmaceuticals, Inc.	20,723	175,524	7.0%
Regeneron Pharmaceuticals, Inc.	7,160	154,799	6.2%
Akorn, Inc.	19,149	129,256	5.2%
Shamir Optical Industry Ltd. (Israel)	13,944	126,333	5.0%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Patient Care Services Exchange-Traded Fund (HHB)

The HealthSharesTM Patient Care Services Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Patient Care Services Index.

The Patient Care Services Index is an index of U.S. and foreign equity securities of healthcare companies that have been identified as "patient care services" companies. A Patient Care Services company is a company engaged in providing direct treatment of patients in hospitals, outpatient clinics, nursing homes, assisted living centers, treatment facilities or home health providers.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Patient Care Services Index	S&P 500 Health Care Index
Since Inception[1]	6.24%	6.21%	6.35%	-1.71%

1 Total returns are from inception on 01/23/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
Health Net, Inc.	14,295	$769,213	9.6%
DaVita, Inc.	10,575	563,859	7.0%
HEALTHSOUTH Corp.	24,062	505,543	6.3%
Pediatrix Medical Group, Inc.	7,952	453,741	5.7%
LifePoint Hospitals, Inc.	11,714	447,709	5.6%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund (HHR)

The HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Respiratory/Pulmonary Index.

The Respiratory/Pulmonary Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "respiratory/pulmonary" companies. A Respiratory/Pulmonary company is a company engaged in the research, development, and/or commercialization of therapeutic agents treating various respiratory and/or pulmonary diseases including, but not limited to, asthma, chronic obstructive pulmonary disease, emphysema, tuberculosis and pulmonary arterial hypertension.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Respiratory/Pulmonary Index	S&P 500 Health Care Index
Since Inception[1]	3.05%	3.40%	4.78%	0.46%

1 Total returns are from inception on 03/12/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
Vectura Group PLC (United Kingdom)	165,174	$284,278	10.9%
NicOx (France)	7,717	202,881	7.8%
SkyePharma PLC ADR (United Kingdom)	28,854	159,851	6.1%
Discovery Laboratories, Inc.	63,681	150,924	5.8%
Shire PLC ADR (United Kingdom)	2,345	145,156	5.6%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

PERFORMANCE SUMMARY

HealthSharesTM Composite Exchange-Traded Fund (HHQ)

The HealthSharesTM Composite Exchange-Traded Fund commenced investment operations and began trading on the New York Stock Exchange (NYSE) on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Composite Index.

The Composite Index is an index of U.S. and foreign equity securities of life sciences and/or biotechnology companies that have been included in the HealthSharesTM Autoimmune-Inflammation Index, the HealthSharesTM Cancer Index, the HealthSharesTM Cardio Devices Index, the HealthSharesTM Cardiology Index, the HealthSharesTM Dermatology and Wound Care Index, the HealthSharesTM Diagnostics Index, the HealthSharesTM Emerging Cancer Index, the HealthSharesTM Enabling Technologies Index, the HealthSharesTM GI/Gender Health Index, the HealthSharesTM Infectious Disease Index, the HealthSharesTM Metabolic-Endocrine Disorders Index, the HealthSharesTM Neuroscience Index, the HealthSharesTM Ophthalmology Index, the HealthSharesTM Orthopedic Repair Index, the HealthSharesTM Patient Care Services Index and the HealthSharesTM Respiratory/Pulmonary Index (collectively, the "Composite Eligible Indexes") by the Index Administrator and therefore are included in the HealthSharesTM Composite Index. The HealthSharesTM Composite Index will consist of the 80 largest companies by market capitalization taken from the top five companies by market capitalization from each of the Composite Eligible Indexes, arranged in alphabetical order. In the event a company is selected from more than one index, it shall be included in the Composite Index only from the first alphabetical Index in which it appears and will be replaced in later alphabetical Indices by the next largest company by market capitalization.

Performance as of 3/31/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Composite Index	S&P 500 Health Care Index
Since Inception[1]	2.13%	2.27%	2.10%	0.46%

1 Total returns are from inception on 03/12/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through March 31, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Health Care Index is a market capitalization weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Top Five Holdings[2]
Description	Shares	Market Value	% of Net Assets
ImClone Systems, Inc.	1,022	$41,668	1.6%
Basilea Pharmaceutica - AG (Switzerland)	161	37,223	1.4%
PDL BioPharma, Inc	1,642	35,631	1.4%
MedImmune, Inc.	971	35,335	1.4%
Alexion Pharmaceuticals, Inc.	806	34,851	1.3%

2 Holdings are subject to change and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com

Industry Breakdown 3/31/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying Indexes of HealthShares, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

HealthSharesTM, Inc.

FEES AND EXPENSES (UNAUDITED)

As a shareholder of one or more of the various HealthSharesTM Funds (each, a "Fund"), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period (in this case, since inception) and held through the period ended March 31, 2007.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses (which is not the Funds' actual return.) The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 23, 2007 (Commencement of Investment Operations)	Ending Account Value March 31, 2007	Annualized Expense Ratio based on number of days in the period*	Expenses Paid During Period(1) January 23, 2007 (Commencement of Investment Operations) to March 31, 2007
HealthSharesTM Cardio Devices Exchange-Traded Fund
Actual	$1,000.00	$980.20	0.75%	$1.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
HealthSharesTM Diagnostics Exchange-Traded Fund
Actual	$1,000.00	$987.30	0.75%	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
HealthSharesTM Emerging Cancer Exchange-Traded Fund
Actual	$1,000.00	$1,005.30	0.75%	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
HealthSharesTM Enabling Technologies Exchange-Traded Fund
Actual	$1,000.00	$1,023.10	0.75%	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
HealthSharesTM Patient Care Services Exchange-Traded Fund
Actual	$1,000.00	$1,062.40	0.75%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78

HealthSharesTM, Inc.

FEES AND EXPENSES (UNAUDITED)

	Beginning Account Value March 12, 2007 (Commencement of Investment Operations)	Ending Account Value March 31, 2007	Annualized Expense Ratio based on number of days in the period*	Expenses Paid During Period(2) March 12, 2007 (Commencement of Investment Operations) to March 31, 2007
HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund
Actual	$1,000.00	$1,021.60	0.75%	$0.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
HealthSharesTM Cancer Exchange-Traded Fund
Actual	$1,000.00	$1,038.90	0.75%	$0.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
HealthSharesTM Cardiology Exchange-Traded Fund
Actual	$1,000.00	$962.00	0.75%	$0.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
HealthSharesTM GI/Gender Health Exchange-Traded Fund
Actual	$1,000.00	$1,022.20	0.75%	$0.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund
Actual	$1,000.00	$980.70	0.75%	$0.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
HealthSharesTM Neuroscience Exchange-Traded Fund
Actual	$1,000.00	$1,013.80	0.75%	$0.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
HealthSharesTM Ophthalmology Exchange-Traded Fund
Actual	$1,000.00	$991.70	0.75%	$0.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund
Actual	$1,000.00	$1,030.50	0.75%	$0.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
HealthSharesTM Composite Exchange-Traded Fund
Actual	$1,000.00	$1,021.30	0.75%	$0.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78

(1) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period January 23, 2007 (commencement of investment operations) to March 31, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 68 days and then dividing the result by 365.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period March 12, 2007 (commencement of investment operations) to March 31, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 20 days and then dividing the result by 365.

* The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The expense cap will remain in effect until at least September 30, 2007. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund towards operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by the Advisor.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM AUTOIMMUNE-INFLAMMATION EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.8%
BIOTECHNOLOGY—71.0%
Active Biotech AB (Sweden)*	7,676	$88,618
Combinatorx, Inc.*	14,814	103,550
Cytos Biotechnology AG (Switzerland)*	1,055	150,369
Dynavax Technologies Corp.*	26,801	145,797
Genmab A/S (Denmark)*	3,492	212,105
Human Genome Sciences, Inc.*	10,902	115,779
Immunomedics, Inc.*	52,606	240,935
Ligand Pharmaceuticals, Inc., Class B	8,989	90,609
Medarex, Inc.*	6,675	86,375
Millennium Pharmaceuticals, Inc.*	8,432	95,788
PDL BioPharma, Inc.*	4,782	103,769
Rigel Pharmaceuticals, Inc.*	10,828	117,592
Vertex Pharmaceuticals, Inc.*	3,213	90,093
XOMA Ltd. (Bermuda)*	32,079	92,708
ZymoGenetics, Inc.*	7,764	120,808
Total Biotechnology		1,854,895
LIFE SCIENCES TOOLS & SERVICES—6.0%
Enzo Biochem, Inc.*	4,985	75,174
Nektar Therapeutics*	6,251	81,638
Total Life Sciences Tools & Services		156,812
PHARMACEUTICALS—22.8%
Aspreva Pharmaceuticals Corp. (Canada)*	6,618	142,685
Elan Corp. PLC ADR (Ireland)*	9,091	120,819
GW Pharmaceuticals PLC (United Kingdom)*	47,544	87,655
Sepracor, Inc.*	2,460	114,710
Watson Pharmaceuticals, Inc.*	4,877	128,899
Total Pharmaceuticals		594,768
Total Investments—99.8% (Cost $2,502,711)		$2,606,475
Other assets less liabilities—0.2%		4,234
Net Assets—100.0%		$2,610,709

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$1,711,516	65.4%
Denmark	212,105	8.1
Switzerland	150,369	5.8
Canada	142,685	5.5
Ireland	120,819	4.6
Bermuda	92,708	3.6
Sweden	88,618	3.4
United Kingdom	87,655	3.4
Total Investments	2,606,475	99.8
Other assets less liabilities	4,234	0.2
Net Assets	$2,610,709	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.8%
BIOTECHNOLOGY—82.6%
Cephalon, Inc.*	1,830	$130,314
GPC Biotech AG ADR (Germany)*	2,928	81,193
Human Genome Sciences, Inc.*	6,437	68,361
ImClone Systems, Inc.*	4,257	173,558
Medarex, Inc.*	6,702	86,724
MedImmune, Inc.*	2,334	84,934
Millennium Pharmaceuticals, Inc.*	7,825	88,892
Myriad Genetics, Inc.*	2,796	96,350
Onyx Pharmaceuticals, Inc.*	10,057	249,817
OSI Pharmaceuticals, Inc.*	3,624	119,592
PDL BioPharma, Inc.*	5,581	121,108
Pharmion Corp.*	4,632	121,775
QLT, Inc. (Canada)*	12,180	95,369
Regeneron Pharmaceuticals, Inc.*	7,571	163,685
Telik, Inc.*	21,644	117,527
United Therapeutics Corp.*	2,926	157,360
Vertex Pharmaceuticals, Inc.*	4,267	119,647
ZymoGenetics, Inc.*	7,252	112,841
Total Biotechnology		2,189,047
LIFE SCIENCES TOOLS & SERVICES—5.0%
Exelixis, Inc.*	13,338	132,580
PHARMACEUTICALS—12.2%
Abraxis Bioscience, Inc.*	4,553	121,611
Ipsen SA (France)	1,916	93,781
MGI Pharma, Inc.*	4,847	108,912
Total Pharmaceuticals		324,304
Total Investments—99.8% (Cost $2,514,361)		$2,645,931
Other assets less liabilities—0.2%		4,286
Net Assets—100.0%		$2,650,217

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$2,375,588	89.6%
Canada	95,369	3.6
France	93,781	3.5
Germany	81,193	3.1
Total Investments	2,645,931	99.8
Other assets less liabilities	4,286	0.2
Net Assets	$2,650,217	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—100.0%
HEALTH CARE EQUIPMENT & SUPPLIES—90.2%
ABIOMED, Inc.*	21,560	$294,510
AngioDynamics, Inc.*	15,100	255,039
Atrion Corp.	3,943	362,046
Cardiac Science Corp.*	24,109	220,597
C.R. Bard, Inc.	4,904	389,917
Datascope Corp.	6,037	218,479
Edwards Lifesciences Corp.*	7,486	379,540
Endologix, Inc.*	81,090	318,684
ev3, Inc.*	16,953	333,974
Foxhollow Technologies, Inc.*	15,373	321,142
Kensey Nash Corp.*	9,165	279,533
Kyphon, Inc.*	8,727	393,937
Merit Medical Systems, Inc.*	22,771	285,776
NMT Medical, Inc.*	22,993	312,705
Possis Medical, Inc.*	21,941	285,452
Spectranetics (The) Corp.*	40,244	430,611
St. Jude Medical, Inc.*	8,054	302,911
Stereotaxis, Inc.*	27,357	325,548
Thoratec Corp.*	14,601	305,161
Vascular Solutions, Inc.*	25,947	255,318
Volcano Corp.*	23,854	429,611
Total Health Care Equipment & Supplies		6,700,491
HEALTH CARE PROVIDERS & SERVICES—9.8%
CryoLife, Inc.*	85,927	722,646
Total Investments—100.0% (Cost $7,470,238)		$7,423,137
Other assets less liabilities—0.0%		3,344
Net Assets—100.0%		$7,426,481

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$7,423,137	100.0%
Total Investments	7,423,137	100.0
Other assets less liabilities	3,344	0.0
Net Assets	$7,426,481	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—100.1%
BIOTECHNOLOGY—48.0%
Alexion Pharmaceuticals, Inc.*	2,760	$119,341
Amylin Pharmaceuticals, Inc.*	2,878	107,522
Angiotech Pharmaceuticals, Inc. (Canada)*	16,106	88,261
CV Therapeutics, Inc.*	9,734	76,607
Encysive Pharmaceuticals, Inc.*	38,727	104,950
Human Genome Sciences, Inc.*	10,045	106,678
Millennium Pharmaceuticals, Inc.*	11,461	130,196
Momenta Pharmaceuticals, Inc.*	6,424	83,255
Nuvelo, Inc.*	27,520	101,274
Speedel Holding AG (Switzerland)*	579	85,038
United Therapeutics Corp.*	1,643	88,361
Vical, Inc.*	13,541	65,268
Total Biotechnology		1,156,751
CHEMICALS—3.5%
Solvay SA (Belgium)	543	83,153
HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
Edwards Lifesciences Corp.*	1,635	82,895
PHARMACEUTICALS—45.2%
AtheroGenics, Inc.*	38,760	108,916
Barr Pharmaceuticals, Inc.*	6,956	322,410
Biovail Corp. (Canada)	7,064	154,419
Cardiome Pharma Corp. (Canada)*	8,185	83,078
Medicines (The) Co.*	4,929	123,619
Mylan Laboratories, Inc.	4,925	104,115
Par Pharmaceutical Cos., Inc.*	4,138	103,947
Watson Pharmaceuticals, Inc.*	3,359	88,778
Total Pharmaceuticals		1,089,282
Total Investments—100.1% (Cost $2,509,329)		$2,412,081
Liabilities in excess of other assets—(0.1)%		(2,803)
Net Assets—100.0%		$2,409,278

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$1,918,132	79.6%
Canada	325,758	13.5
Switzerland	85,038	3.5
Belgium	83,153	3.5
Total Investments	2,412,081	100.1
Liabilities in excess of other assets	(2,803)	(0.1)
Net Assets	$2,409,278	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—100.0%
BIOTECHNOLOGY—14.4%
Applera Corp. - Celera Group*	19,950	$283,290
Digene Corp.*	7,767	329,398
Myriad Genetics, Inc.*	13,588	468,243
Total Biotechnology		1,080,931
HEALTH CARE EQUIPMENT & SUPPLIES—75.4%
Beckman Coulter, Inc.	5,903	377,143
Biosite, Inc.*	4,659	391,216
Cytyc Corp.*	11,131	380,792
Dade Behring Holdings, Inc.	6,558	287,568
Gen-Probe, Inc.*	5,046	237,566
Hologic, Inc.*	8,975	517,319
IDEXX Laboratories, Inc.*	2,347	205,668
Immucor, Inc.*	9,472	278,761
Inverness Medical Innovations, Inc.*	7,560	330,977
Meridian Bioscience, Inc.	23,752	659,355
Merit Medical Systems, Inc.*	21,235	266,499
OraSure Technologies, Inc.*	43,911	322,746
Quidel Corp.*	32,884	394,608
ResMed, Inc.*	8,369	421,547
SonoSite, Inc.*	7,882	222,745
Varian Medical Systems, Inc.*	7,399	352,858
Total Health Care Equipment & Supplies		5,647,368
HEALTH CARE PROVIDERS & SERVICES—3.3%
Laboratory Corp. of America Holdings*	3,451	250,646
LIFE SCIENCES TOOLS & SERVICES—6.9%
Bio-Rad Laboratories, Inc., Class A*	4,100	286,344
Ventana Medical Systems, Inc.*	5,428	227,433
Total Life Sciences Tools & Services		513,777
Total Investments—100.0% (Cost $7,422,587)		$7,492,722
Other assets less liabilities—0.0%		2,277
Net Assets—100.0%		$7,494,999

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$7,492,722	100.0%
Total Investments	7,492,722	100.0
Other assets less liabilities	2,277	0.0
Net Assets	$7,494,999	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.9%
BIOTECHNOLOGY—93.7%
ADVENTRX Pharmaceuticals, Inc.*	$151,059	$377,648
AEterna Zentaris, Inc. (Canada)*	75,285	284,577
ARIAD Pharmaceuticals, Inc.*	49,144	220,657
Array BioPharma, Inc.*	43,162	548,158
BioCryst Pharmaceuticals, Inc.*	41,736	349,330
Bioenvision, Inc.*	52,397	214,304
Cell Genesys, Inc.*	104,075	437,115
Coley Pharmaceutical Group, Inc.*	19,033	182,336
Cytokinetics, Inc.*	27,488	191,316
Dendreon Corp.*	75,185	972,143
Enzon Pharmaceuticals, Inc.*	35,813	291,876
Geron Corp.*	30,540	213,780
GTx, Inc.*	21,818	445,087
Hana Biosciences, Inc.*	80,320	153,411
Isis Pharmaceuticals, Inc.*	41,538	385,057
Keryx Biopharmaceuticals, Inc.*	23,150	243,538
Marshall Edwards, Inc.*	69,940	273,465
Merck Serono SA ADR (Switzerland)	22,673	511,956
Peregrine Pharmaceuticals, Inc.*	323,289	316,823
Progenics Pharmaceuticals, Inc.*	15,194	359,794
Total Biotechnology		6,972,371
PHARMACEUTICALS—6.2%
Axcan Pharma, Inc. (Canada)*	17,899	295,512
Shire PLC (United Kingdom)	2,711	167,811
Total Pharmaceuticals		463,323
Total Investments—99.9% (Cost $7,128,009)		$7,435,694
Other assets less liabilities—0.1%		4,661
Net Assets—100.0%		$7,440,355

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$6,175,838	83.0%
Canada	580,089	7.7
Switzerland	511,956	6.9
United Kingdom	167,811	2.3
Total Investments	7,435,694	99.9
Other assets less liabilities	4,661	0.1
Net Assets	$7,440,355	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—100.0%
BIOTECHNOLOGY—23.3%
Applera Corp. - Celera Group*	22,285	$316,447
Cepheid, Inc.*	30,631	363,896
Human Genome Sciences, Inc.*	33,478	355,536
Millennium Pharmaceuticals, Inc.*	20,097	228,302
Sangamo BioSciences, Inc.*	82,713	562,449
Total Biotechnology		1,826,630
CHEMICALS—8.7%
Sigma-Aldrich Corp.	10,938	454,146
Symyx Technologies, Inc.*	12,993	230,236
Total Chemicals		684,382
HEALTH CARE EQUIPMENT & SUPPLIES—9.0%
Beckman Coulter, Inc.	5,083	324,753
Hillenbrand Industries, Inc.	6,430	381,749
Total Health Care Equipment & Supplies		706,502
LIFE SCIENCES TOOLS & SERVICES—54.2%
Accelrys, Inc.*	58,515	373,326
Affymetrix, Inc.*	11,260	338,588
Applera Corp. - Applied Biosystems Group	10,135	299,692
Cambrex Corp.	14,162	348,385
Illumina, Inc.*	18,478	541,406
Invitrogen Corp.*	6,533	415,825
Luminex Corp.*	22,795	312,747
Millipore Corp.*	4,149	300,678
PerkinElmer, Inc.	17,009	411,958
QIAGEN N.V. (Netherlands)*	16,496	283,401
Techne Corp.*	5,352	305,599
Waters Corp.*	5,537	321,146
Total Life Sciences Tools & Services		4,252,751
MACHINERY—4.8%
Pall Corp.	9,923	377,074
Total Investments—100.0% (Cost $7,703,381)		$7,847,339
Liabilities in excess of other assets—(0.0)%		(124)
Net Assets—100.0%		$7,847,215

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$7,563,938	96.4%
Netherlands	283,401	3.6
Total Investments	7,847,339	100.0
Liabilities in excess of other assets	(124)	(0.0)
Net Assets	$7,847,215	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.9%
BIOTECHNOLOGY—29.0%
AEterna Zentaris, Inc. (Canada)*	27,662	$104,562
Alizyme PLC (United Kingdom)*	43,413	97,920
Indevus Pharmaceuticals, Inc.*	13,708	96,916
Ligand Pharmaceuticals, Inc., Class B*	6,805	68,594
Medarex, Inc.*	9,773	126,463
Neurocrine Biosciences, Inc.*	13,349	166,862
Theravance, Inc.*	3,455	101,923
Total Biotechnology		763,240
CHEMICALS—3.8%
Solvay SA (Belgium)	652	99,844
HEALTH CARE EQUIPMENT & SUPPLIES—5.8%
Mentor Corp.	3,329	153,134
PHARMACEUTICALS—61.3%
Adolor Corp.*	15,367	134,461
Auxilium Pharmaceuticals, Inc.*	8,545	125,441
Axcan Pharma, Inc. (Canada)*	8,347	137,809
Barr Pharmaceuticals, Inc.*	2,373	109,989
Dr. Reddy's Laboratories Ltd. ADR (India)	8,705	143,284
King Pharmaceuticals, Inc.*	4,372	85,997
Nastech Pharmaceutical Co., Inc.*	10,754	116,036
Noven Pharmaceuticals, Inc.*	4,798	111,314
Salix Pharmaceuticals Ltd.*	5,249	66,137
Santarus, Inc.*	18,245	128,445
Schwarz Pharma AG (Germany)	1,895	271,172
Warner Chilcott Ltd., Class A (Bermuda)*	5,582	82,669
Watson Pharmaceuticals, Inc.*	3,748	99,060
Total Pharmaceuticals		1,611,814
Total Investments—99.9% (Cost $2,525,575)		$2,628,032
Other assets less liabilities—0.1%		2,979
Net Assets—100.0%		$2,631,011

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$1,690,772	64.3%
Germany	271,172	10.4
Canada	242,371	9.2
India	143,284	5.4
Belgium	99,844	3.8
United Kingdom	97,920	3.7
Bermuda	82,669	3.1
Total Investments	2,628,032	99.9
Other assets less liabilities	2,979	0.1
Net Assets	$2,631,011	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM METABOLIC-ENDOCRINE DISORDERS EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.8%
BIOTECHNOLOGY—63.6%
Alkermes, Inc.*	6,597	$101,858
Amylin Pharmaceuticals, Inc.*	3,405	127,211
Arena Pharmaceuticals, Inc.*	10,597	115,083
GTx, Inc.*	10,010	204,204
Human Genome Sciences, Inc.*	11,255	119,528
Insmed, Inc.*	78,696	74,745
Ligand Pharmaceuticals, Inc., Class B	6,652	67,052
Mannkind Corp.*	7,320	104,676
Metabasis Therapeutics, Inc.*	10,070	74,015
NicOx (France)*	9,826	258,328
NPS Pharmaceuticals, Inc.*	22,938	77,760
OSI Pharmaceuticals, Inc.*	3,023	99,759
Tercica, Inc.*	27,130	158,982
Total Biotechnology		1,583,201
LIFE SCIENCES TOOLS & SERVICES—5.1%
Nektar Therapeutics*	9,724	126,995
PHARMACEUTICALS—31.1%
DepoMed, Inc.*	21,297	76,030
Dr. Reddy's Laboratories Ltd., ADR (India)	5,048	83,090
Emisphere Technologies, Inc.*	33,827	108,246
Flamel Technologies S.A. (France)*	3,620	92,672
Ipsen SA (France)	1,889	92,460
Nastech Pharmaceutical Co., Inc.*	10,394	112,151
Prostrakan Group PLC (United Kingdom)*	46,308	89,010
Watson Pharmaceuticals, Inc.*	4,572	120,838
Total Pharmaceuticals		774,497
Total Investments—99.8% (Cost $2,471,142)		$2,484,693
Other assets less liabilities—0.2%		5,564
Net Assets—100.0%		$2,490,257

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$1,869,133	75.1%
France	443,460	17.8
United Kingdom	89,010	3.6
India	83,090	3.3
Total Investments	2,484,693	99.8
Other assets less liabilities	5,564	0.2
Net Assets	$2,490,257	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.6%
BIOTECHNOLOGY—7.4%
Cephalon, Inc.*	996	$70,925
Millennium Pharmaceuticals, Inc.*	10,632	120,780
Total Biotechnology		191,705
CHEMICALS—3.1%
Solvay SA (Belgium)	522	79,937
PHARMACEUTICALS—89.1%
Abraxis Bioscience, Inc.*	2,582	68,965
Adolor Corp.*	15,407	134,811
Aspreva Pharmaceuticals Corp. (Canada)*	5,024	108,317
Barr Pharmaceuticals, Inc.*	1,857	86,072
Biovail Corp. (Canada)	6,689	146,222
Elan Corp. PLC ADR (Ireland)*	6,332	84,152
Endo Pharmaceuticals Holdings, Inc.*	3,786	111,308
H. Lundbeck A/S (Denmark)	2,370	55,253
Ipsen SA (France)	2,059	100,781
King Pharmaceuticals, Inc.*	7,678	151,026
MGI Pharma, Inc.*	5,553	124,776
Mylan Laboratories, Inc.	4,672	98,766
New River Pharmaceuticals, Inc.*	5,551	353,210
Par Pharmaceutical Cos., Inc.*	3,918	98,420
Schwarz Pharma AG (Germany)	1,450	207,493
Sepracor, Inc.*	2,854	133,082
Shire PLC (United Kingdom)	1,345	83,256
Valeant Pharmaceuticals International	4,857	83,978
Watson Pharmaceuticals, Inc.*	2,636	69,670
Total Pharmaceuticals		2,299,558
Total Investments—99.6% (Cost $2,493,963)		$2,571,200
Other assets less liabilities—0.4%		10,485
Net Assets—100.0%		$2,581,685

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$1,705,788	66.1%
Canada	254,539	9.9
Germany	207,493	8.0
France	100,782	3.9
Ireland	84,152	3.3
United Kingdom	83,256	3.2
Belgium	79,937	3.1
Denmark	55,253	2.1
Total Investments	2,571,200	99.6
Other assets less liabilities	10,485	0.4
Net Assets	$2,581,685	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—100.1%
BIOTECHNOLOGY—17.2%
Celgene Corp.*	1,799	$94,376
OXiGENE, Inc.*	28,643	109,703
QLT, Inc. (Canada)*	9,129	71,480
Regeneron Pharmaceuticals, Inc.*	7,160	154,799
Total Biotechnology		430,358
HEALTH CARE EQUIPMENT & SUPPLIES—40.4%
Advanced Medical Optics, Inc.*	2,867	106,652
Anika Therapeutics, Inc.*	6,085	75,150
Bausch & Lomb, Inc.	1,511	77,303
Carl Zeiss Meditec AG (Germany)	5,710	123,362
Cooper (The) Cos., Inc.	1,876	91,211
InSite Vision, Inc.*	76,240	111,310
IntraLase, Corp.*	4,933	123,226
Novadaq Technologies, Inc. (Canada)*	12,281	95,808
Shamir Optical Industry Ltd. (Israel)*	13,944	126,333
STAAR Surgical Co.*	14,821	81,664
Total Health Care Equipment & Supplies		1,012,019
HEALTH CARE PROVIDERS & SERVICES—18.0%
AmSurg, Corp.*	4,545	111,307
LCA-Vision, Inc.	3,014	124,146
NovaMed, Inc.*	16,577	107,419
TLC Vision Corp. (Canada)*	20,515	108,730
Total Health Care Providers & Services		451,602
PHARMACEUTICALS—15.6%
Akorn, Inc.*	19,149	129,256
Allergan, Inc.	783	86,772
Ista Pharmaceuticals, Inc.*	20,723	175,524
Total Pharmaceuticals		391,552
SPECIALTY RETAIL—8.9%
Fielmann AG (Germany)	3,660	224,112
Total Investments—100.1% (Cost $2,512,801)		$2,509,643
Liabilities in excess of other assets—(0.1)%		(3,293)
Net Assets—100.0%		$2,506,350

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$1,759,818	70.2%
Germany	347,474	13.9
Canada	276,018	11.0
Israel	126,333	5.0
Total Investments	2,509,643	0.0
Liabilities in excess of other assets	(3,293)	(0.1)
Net Assets	$2,506,350	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.9%
HEALTH CARE PROVIDERS & SERVICES—99.9%
Apria Healthcare Group, Inc.*	12,703	$409,672
Brookdale Senior Living, Inc.	7,083	316,327
Chemed Corp.	6,708	328,424
Community Health Systems, Inc.*	6,322	222,851
DaVita, Inc.*	10,575	563,859
Fresenius Medical Care AG & Co. ADR (Germany)	7,001	340,739
Health Management Associates, Inc., Class A	32,984	358,536
Health Net, Inc.*	14,295	769,213
HEALTHSOUTH Corp.*	24,062	505,543
Healthways, Inc.*	6,288	293,964
Kindred Healthcare, Inc.*	11,804	386,935
LifePoint Hospitals, Inc.*	11,714	447,709
Lincare Holdings, Inc.*	7,330	268,645
Magellan Health Services, Inc.*	5,731	240,702
Manor Care, Inc.	5,235	284,575
Pediatrix Medical Group, Inc.*	7,952	453,741
Psychiatric Solutions, Inc.*	9,981	402,334
Sunrise Senior Living, Inc.*	7,320	289,286
Tenet Healthcare Corp.*	36,315	233,505
Triad Hospitals, Inc.*	7,649	399,660
United Surgical Partners International, Inc.*	8,380	258,188
Universal Health Services, Inc., Class B	4,162	238,316
Total Health Care Providers & Services		8,012,724
Total Common Stocks (Cost $7,748,072)		8,012,724
MONEY MARKET FUND—0.5%
BNY Hamilton Money Fund Hamilton Class (Cost $44,928)	44,928	44,928
Total Investments—100.4% (Cost $7,793,000)		$8,057,652
Liabilities in excess of other assets—(0.4)%		(36,043)
Net Assets—100.0%		$8,021,609

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$7,716,913	96.2%
Germany	340,739	4.2
Total Investments	8,057,652	100.4
Other assets less liabilities	(36,043)	(0.4)
Net Assets	$8,021,609	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM RESPIRATORY/PULMONARY EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—100.0%
BIOTECHNOLOGY—39.6%
Actelion Ltd. (Switzerland)*	542	$125,754
Alnylam Pharmaceuticals, Inc.*	4,831	86,958
Encysive Pharmaceuticals, Inc.*	39,892	108,107
InterMune, Inc.*	3,644	89,861
Medarex, Inc.*	7,756	100,363
MedImmune, Inc.*	2,479	90,211
NicOx (France)*	7,717	202,881
Tanox, Inc.*	3,429	64,328
Theravance, Inc.*	2,627	77,497
United Therapeutics Corp.*	1,565	84,166
Total Biotechnology		1,030,126
HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
Respironics, Inc.*	1,936	81,293
LIFE SCIENCES TOOLS & SERVICES—3.7%
Nektar Therapeutics*	7,453	97,336
PHARMACEUTICALS—53.6%
Adams Respiratory Therapeutics, Inc.*	3,630	122,077
Altana AG ADR (Germany)	2,031	132,584
Discovery Laboratories, Inc.*	63,681	150,924
King Pharmaceuticals, Inc.*	3,981	78,306
K-V Pharmaceutical Co., Class A*	4,026	99,563
Pharmaxis Ltd. (Australia)*	2,841	110,854
Sepracor, Inc.*	2,422	112,938
Shire PLC ADR (United Kingdom)	2,345	145,156
SkyePharma PLC ADR (United Kingdom)*	28,854	159,851
Vectura Group PLC (United Kingdom)*	165,174	284,278
Total Pharmaceuticals		1,396,531
Total Investments—100.0% (Cost $2,532,280)		$2,605,286
Other assets less liabilities—0.0%		347
Net Assets—100.0%		$2,605,633

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$1,443,928	55.4%
United Kingdom	589,285	22.6
France	202,881	7.8
Germany	132,584	5.1
Switzerland	125,754	4.8
Australia	110,854	4.3
Total Investments	2,605,286	100.0
Other assets less liabilities	347	0.0
Net Assets	$2,605,633	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND

March 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS—99.6%
BIOTECHNOLOGY—30.4%
Actelion Ltd. (Switzerland)*	135	$31,323
Alexion Pharmaceuticals, Inc.*	806	34,851
Alkermes, Inc.*	2,051	31,667
Amylin Pharmaceuticals, Inc.*	850	31,756
Basilea Pharmaceutica - AG (Switzerland)*	161	37,223
Celgene Corp.*	601	31,528
Cephalon, Inc.*	478	34,038
Crucell NV ADR (Netherlands)*	1,228	31,032
Genmab A/S (Denmark)*	524	31,828
GTx, Inc.*	1,567	31,967
Human Genome Sciences, Inc.*	3,030	32,179
ImClone Systems, Inc.*	1,022	41,668
Isis Pharmaceuticals, Inc.*	3,538	32,797
Ligand Pharmaceuticals, Inc., Class B*	3,014	30,381
Mannkind Corp.*	2,084	29,801
Medarex, Inc.*	2,678	34,653
MedImmune, Inc.*	971	35,335
Merck Serono SA (Switzerland)	1,402	31,657
Millennium Pharmaceuticals, Inc.*	2,890	32,830
OSI Pharmaceuticals, Inc.*	992	32,736
PDL BioPharma, Inc.*	1,642	35,631
Theravance, Inc.*	1,068	31,506
United Therapeutics Corp.*	560	30,117
Vertex Pharmaceuticals, Inc.*	1,139	31,938
Total Biotechnology		790,442
CHEMICALS—2.5%
Sigma-Aldrich Corp.	768	31,887
Solvay SA (Belgium)	215	32,925
Total Chemicals		64,812
HEALTH CARE EQUIPMENT & SUPPLIES—23.5%
Advanced Medical Optics, Inc.*	826	30,727
Align Technology, Inc.*	1,976	31,339
Bausch & Lomb, Inc.	647	33,101
Beckman Coulter, Inc.	484	30,923
C.R. Bard, Inc.	397	31,565
Cytyc Corp.*	935	31,986
DENTSPLY International, Inc.	981	32,128
Edwards Lifesciences Corp.*	645	32,702
ev3, Inc.*	1,627	32,052
Hospira, Inc.*	809	33,088
Integra LifeSciences Holdings*	706	32,179
Kyphon, Inc.*	734	33,133
Mentor Corp.	685	31,510
ResMed, Inc.*	657	33,093
Respironics, Inc.*	794	33,341
Smith & Nephew PLC ADR (United Kingdom)	505	32,057
St. Jude Medical, Inc.*	840	31,592
Varian Medical Systems, Inc.*	656	31,285
Zimmer Holdings, Inc.*	362	30,918
Total Health Care Equipment & Supplies		608,719
HEALTH CARE PROVIDERS & SERVICES—7.4%
Brookdale Senior Living, Inc.	709	31,664
DaVita, Inc.*	603	32,151

	Shares	Market Value
HEALTH CARE PROVIDERS & SERVICES (Continued)
Fresenius Medical Care AG & Co. ADR (Germany)	659	$32,074
Health Net, Inc.*	575	30,941
Laboratory Corp. of America Holdings*	447	32,465
Triad Hospitals, Inc.*	610	31,873
Total Health Care Providers & Services		191,168
LIFE SCIENCES TOOLS & SERVICES—3.7%
Applera Corp. - Applied Biosystems Group	1,069	31,610
Millipore Corp.*	441	31,959
Waters Corp.*	555	32,191
Total Life Sciences Tools & Services		95,760
MACHINERY—1.2%
Pall Corp.	824	31,312
PHARMACEUTICALS—29.7%
Abraxis Bioscience, Inc.*	1,250	33,388
Allergan, Inc.	287	31,805
Altana AG ADR (Germany)	505	32,966
Axcan Pharma, Inc. (Canada)*	1,931	31,881
Barr Pharmaceuticals, Inc.*	660	30,591
Biovail Corp. (Canada)	1,454	31,784
Dr. Reddy's Laboratories Ltd. ADR (India)	2,051	33,759
Elan Corp. PLC ADR (Ireland)*	2,445	32,494
Endo Pharmaceuticals Holdings, Inc.*	1,081	31,781
H. Lundbeck A/S (Denmark)	1,090	25,412
Ipsen SA (France)	693	33,920
King Pharmaceuticals, Inc.*	1,660	32,652
Medicis Pharmaceutical Corp., Class A	1,012	31,190
MGI Pharma, Inc.*	1,505	33,817
Mylan Laboratories, Inc.	1,619	34,227
New River Pharmaceuticals, Inc.*	499	31,751
Par Pharmaceutical Cos., Inc.*	1,309	32,882
Perrigo Co.	1,917	33,854
Schwarz Pharma AG (Germany)	219	31,339
Sepracor, Inc.*	684	31,895
Shire PLC ADR (United Kingdom)	498	30,826
Valeant Pharmaceuticals International	1,797	31,070
Warner Chilcott Ltd., Class A (Bermuda)*	2,206	32,671
Watson Pharmaceuticals, Inc.*	1,255	33,170
Total Pharmaceuticals		771,125
SPECIALTY RETAIL—1.2%
Fielmann AG (Germany)	507	31,045
Total Investments—99.6% (Cost $2,525,660)		$2,584,383
Other assets less liabilities—0.4%		9,866
Net Assets—100.0%		$2,594,249

ADR - American Depositary Receipt.

* Non-income producing security.

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS (CONTINUED)

HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND (Continued)

March 31, 2007 (Unaudited)

COUNTRY BREAKDOWN AS OF MARCH 31, 2007 (Unaudited)

	Market Value	% of Net Assets
United States	$2,007,199	77.3%
Germany	127,424	4.8
Switzerland	100,203	3.9
Canada	63,665	2.5
United Kingdom	62,883	2.4
Denmark	57,240	2.2
France	33,920	1.3
India	33,759	1.3
Belgium	32,925	1.3
Bermuda	32,671	1.3
Ireland	32,494	1.3
Total Investments	2,584,383	99.6
Other assets less liabilities	9,866	0.4
Net Assets	$2,594,249	100.0%

See Notes to Financial Statements.

This Page is Intentionally Left Blank

HealthSharesTM, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2007 (Unaudited)

	HEALTHSHARESTM AUTOIMMUNE- INFLAMMATION EXCHANGE-TRADED FUND	HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$2,606,475	$2,645,931	$7,423,137	$2,412,081
Cash	5,280	5,341	11,135	—
Receivables:
Investment securities sold	—	—	—	—
Dividends	—	—	606	2,385
From investment advisor	4,060	4,060	13,805	4,060
Other assets	—	—	—	—
Total Assets	2,615,815	2,655,332	7,448,683	2,418,526
LIABILITIES:
Due to custodian	—	—	—	4,184
Payables:
Investment securities purchased	—	—	—	—
Investment advisory fees	1,046	1,055	8,397	1,004
Net unrealized depreciation on foreign currecy contracts	—	—	—	—
Accrued expenses and other liabilities	4,060	4,060	13,805	4,060
Total Liabilities	5,106	5,115	22,202	9,248
NET ASSETS	$2,610,709	$2,650,217	$7,426,481	$2,409,278
NET ASSETS CONSIST OF:
Paid-in capital	$2,506,454	$2,521,935	$7,480,733	$2,506,569
Undistributed net investment income/(loss)	(1,046)	(1,055)	(7,000)	1,381
Net realized gain/(loss) on investments and foreign currency transactions	1,537	(2,233)	(151)	(1,424)
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	103,764	131,570	(47,101)	(97,248)
Net Assets	$2,610,709	$2,650,217	$7,426,481	$2,409,278
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$26.05	$26.45	$24.74	$24.04
Number of Common Shares outstanding (50 billion Common Shares have been authorized)	100,200	100,200	300,200	100,200
Investments at cost	$2,502,711	$2,514,361	$7,470,238	$2,509,329

See Notes to Financial Statements.

	HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND	HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$7,492,722	$7,435,694	$7,847,339
Cash	10,513	12,545	8,233
Receivables:
Investment securities sold	79,107	—	—
Dividends	—	—	295
From investment advisor	13,805	13,805	13,805
Other assets	—	—	—
Total Assets	7,596,147	7,462,044	7,869,672
LIABILITIES:
Due to custodian	—	—	—
Payables:
Investment securities purchased	79,098	—	—
Investment advisory fees	8,245	7,884	8,652
Net unrealized depreciation on foreign currecy contracts	—	—	—
Accrued expenses and other liabilities	13,805	13,805	13,805
Total Liabilities	101,148	21,689	22,457
NET ASSETS	$7,494,999	$7,440,355	$7,847,215
NET ASSETS CONSIST OF:
Paid-in capital	$7,427,688	$7,283,100	$7,627,501
Undistributed net investment income/(loss)	(4,813)	(7,884)	(5,842)
Net realized gain/(loss) on investments and foreign currency transactions	1,989	(142,546)	81,598
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	70,135	307,685	143,958
Net Assets	$7,494,999	$7,440,355	$7,847,215
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$24.97	$24.78	$26.14
Number of Common Shares outstanding (50 billion Common Shares have been authorized)	300,200	300,200	300,200
Investments at cost	$7,422,587	$7,128,009	$7,703,381

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

March 31, 2007 (Unaudited)

	HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND	HEALTHSHARESTM METABOLIC- ENDOCRINE DISORDERS EXCHANGE-TRADED FUND	HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND	HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$2,628,032	$2,484,693	$2,571,200	$2,509,643
Foreign currency at value	—	—	294	—
Cash	3,368	6,580	8,615	—
Receivables:
Investment securities sold	—	—	—	—
Dividends	666	—	2,625	—
From investment advisor	4,060	4,060	4,060	4,060
Other assets	—	—	—	—
Total Assets	2,636,126	2,495,333	2,586,794	2,513,703
LIABILITIES:
Due to custodian	—	—	—	2,267
Payables:
Investment securities purchased	—	—	—	—
Investment advisory fees	1,055	1,016	1,049	1,026
Net unrealized depreciation on foreign currecy contracts	—	—	—	—
Accrued expenses and other liabilities	4,060	4,060	4,060	4,060
Total Liabilities	5,115	5,076	5,109	7,353
NET ASSETS	$2,631,011	$2,490,257	$2,581,685	$2,506,350
NET ASSETS CONSIST OF:
Paid-in capital	$2,526,347	$2,482,573	$2,507,391	$2,522,657
Undistributed net investment income/(loss)	(389)	(1,016)	1,576	(400)
Net realized gain/(loss) on investments and foreign currency transactions	2,596	(4,851)	(4,518)	(12,740)
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	102,457	13,551	77,236	(3,167)
Net Assets	$2,631,011	$2,490,257	$2,581,685	$2,506,350
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$26.26	$24.85	$25.77	$25.01
Number of Common Shares outstanding (50 billion Common Shares have been authorized)	100,200	100,200	100,200	100,200
Investments at cost	$2,525,575	$2,471,142	$2,493,963	$2,512,801
Foreign currency at cost	$—	$—	$295	$—

See Notes to Financial Statements.

	HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM RESPIRATORY/ PULMONARY EXCHANGE-TRADED FUND	HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$8,057,652	$2,605,286	$2,584,383
Foreign currency at value	—	—	—
Cash	—	—	9,717
Receivables:
Investment securities sold	12,975	14,376	—
Dividends	3,174	—	1,200
From investment advisor	13,805	4,060	4,060
Other assets	214	—	—
Total Assets	8,087,820	2,623,722	2,599,360
LIABILITIES:
Due to custodian	30,549	12,986	—
Payables:
Investment securities purchased	13,027	—	—
Investment advisory fees	8,830	1,040	1,051
Net unrealized depreciation on foreign currecy contracts	—	4	—
Accrued expenses and other liabilities	13,805	4,059	4,060
Total Liabilities	66,211	18,089	5,111
NET ASSETS	$8,021,609	$2,605,633	$2,594,249
NET ASSETS CONSIST OF:
Paid-in capital	$7,694,270	$2,501,266	$2,517,616
Undistributed net investment income/(loss)	62,365	(1,040)	408
Net realized gain/(loss) on investments and foreign currency transactions	322	32,412	17,502
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	264,652	72,995	58,723
Net Assets	$8,021,609	$2,605,633	$2,594,249
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$26.72	$26.00	$25.89
Number of Common Shares outstanding (50 billion Common Shares have been authorized)	300,200	100,200	100,200
Investments at cost	$7,793,000	$2,532,280	$2,525,660
Foreign currency at cost	$—	$—	$—

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF OPERATIONS

	HEALTHSHARESTM AUTOIMMUNE- INFLAMMATION EXCHANGE-TRADED FUND	HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND
	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007	For the Period January 23, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007
INVESTMENT INCOME:
Dividends	$—	$—	$1,397	$2,754
Foreign withholding taxes	—	—	—	(369)
Total investment income	—	—	1,397	2,385
EXPENSES:
Professional fees	1,712	1,712	5,822	1,712
Directors	1,370	1,370	4,657	1,370
Investment advisory fees	1,046	1,055	8,397	1,004
Printing	430	430	1,463	430
Listing fees	411	411	1,397	411
Other expenses	137	137	466	137
Total Expenses	5,106	5,115	22,202	5,064
Less fees waived:
Advisory	(1,046)	(1,055)	(8,397)	(1,004)
Other fees assumed by the Advisor	(3,014)	(3,005)	(5,408)	(3,056)
Net Expenses	1,046	1,055	8,397	1,004
NET INVESTMENT INCOME/(LOSS)	(1,046)	(1,055)	(7,000)	1,381
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	1,680	(2,199)	(151)	(1,358)
Foreign currency transactions	(143)	(34)	—	(66)
Net realized gain/(loss)	1,537	(2,233)	(151)	(1,424)
Net unrealized appreciation/(depreciation) on investments	103,764	131,570	(47,101)	(97,248)
Net realized and unrealized gain/(loss)	105,301	129,337	(47,252)	(98,672)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,255	$128,282	$(54,252)	$(97,291)

  *  Commencement of Investment Operations

See Notes to Financial Statements.

	HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND	HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND
	For the Period January 23, 2007* through March 31, 2007	For the Period January 23, 2007* through March 31, 2007	For the Period January 23, 2007* through March 31, 2007
INVESTMENT INCOME:
Dividends	$3,432	$—	$2,810
Foreign withholding taxes	—	—	—
Total investment income	3,432	—	2,810
EXPENSES:
Professional fees	5,822	5,822	5,821
Directors	4,657	4,657	4,657
Investment advisory fees	8,245	7,884	8,652
Printing	1,463	1,463	1,463
Listing fees	1,397	1,397	1,398
Other expenses	466	466	466
Total Expenses	22,050	21,689	22,457
Less fees waived:
Advisory	(8,245)	(7,884)	(8,652)
Other fees assumed by the Advisor	(5,560)	(5,921)	(5,153)
Net Expenses	8,245	7,884	8,652
NET INVESTMENT INCOME/(LOSS)	(4,813)	(7,884)	(5,842)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	1,989	(142,546)	81,598
Foreign currency transactions	—	—	—
Net realized gain/(loss)	1,989	(142,546)	81,598
Net unrealized appreciation/(depreciation) on investments	70,135	307,685	143,958
Net realized and unrealized gain/(loss)	72,124	165,139	225,556
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,311	$157,255	$219,714

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF OPERATIONS (CONTINUED)

	HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND	HEALTHSHARESTM METABOLIC- ENDOCRINE DISORDERS EXCHANGE-TRADED FUND	HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND	HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND
	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007
INVESTMENT INCOME:
Dividends	$666	$—	$3,001	$626
Foreign withholding taxes	—	—	(376)	—
Total investment income	666	—	2,625	626
EXPENSES:
Professional fees	1,712	1,712	1,712	1,712
Directors	1,370	1,370	1,370	1,370
Investment advisory fees	1,055	1,016	1,049	1,026
Printing	430	430	430	430
Listing fees	411	411	411	411
Other expenses	137	137	137	137
Total Expenses	5,115	5,076	5,109	5,086
Less fees waived:
Advisory	(1,055)	(1,016)	(1,049)	(1,026)
Other fees assumed by the Advisor	(3,005)	(3,044)	(3,011)	(3,034)
Net Expenses	1,055	1,016	1,049	1,026
NET INVESTMENT INCOME/(LOSS)	(389)	(1,016)	1,576	(400)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	2,638	(4,522)	(4,518)	(12,372)
Foreign currency transactions	(42)	(329)	—	(368)
Net realized gain/(loss)	2,596	(4,851)	(4,518)	(12,740)
Net unrealized appreciation/(depreciation) on:
Investments	102,457	13,551	77,237	(3,158)
Foreign currency transactions	—	—	(1)	(9)
Net unrealized appreciation/(depreciation)	102,457	13,551	77,236	(3,167)
Net realized and unrealized gain/(loss)	105,053	8,700	72,718	(15,907)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,664	$7,684	$74,294	$(16,307)

  *  Commencement of Investment Operations

See Notes to Financial Statements.

	HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM RESPIRATORY/ PULMONARY EXCHANGE-TRADED FUND	HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND
	For the Period January 23, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007
INVESTMENT INCOME:
Dividends	$71,195	$—	$1,550
Foreign withholding taxes	—	—	(91)
Total investment income	71,195	—	1,459
EXPENSES:
Professional fees	5,822	1,713	1,712
Directors	4,657	1,370	1,370
Investment advisory fees	8,830	1,040	1,051
Printing	1,463	430	430
Listing fees	1,397	411	411
Other expenses	466	137	137
Total Expenses	22,635	5,101	5,111
Less fees waived:
Advisory	(8,830)	(1,040)	(1,051)
Other fees assumed by the Advisor	(4,975)	(3,021)	(3,009)
Net Expenses	8,830	1,040	1,051
NET INVESTMENT INCOME/(LOSS)	62,365	(1,040)	408
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	322	33,007	18,235
Foreign currency transactions	—	(595)	(733)
Net realized gain/(loss)	322	32,412	17,502
Net unrealized appreciation/(depreciation) on:
Investments	264,652	73,006	58,723
Foreign currency transactions	—	(11)	—
Net unrealized appreciation/(depreciation)	264,652	72,995	58,723
Net realized and unrealized gain/(loss)	264,974	105,407	76,225
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$327,339	$104,367	$76,633

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	HEALTHSHARESTM AUTOIMMUNE- INFLAMMATION EXCHANGE-TRADED FUND	HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND	HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND
	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007	For the Period January 23, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007	For the Period January 23, 2007* through March 31, 2007
OPERATIONS:
Net investment income/(loss)	$(1,046)	$(1,055)	$(7,000)	$1,381	$(4,813)
Net realized gain/(loss) on investments and foreign currency transactions	1,537	(2,233)	(151)	(1,424)	1,989
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	103,764	131,570	(47,101)	(97,248)	70,135
Net increase/(decrease) in net assets resulting from operations	104,255	128,282	(54,252)	(97,291)	67,311
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,506,454	2,521,935	7,480,733	2,506,569	7,427,688
Value of shares repurchased	—	—	—	—	—
Net increase in net assets resulting from shareholder transactions	2,506,454	2,521,935	7,480,733	2,506,569	7,427,688
Net increase in net assets	2,610,709	2,650,217	7,426,481	2,409,278	7,494,999
NET ASSETS:
Beginning of Period	—	—	—	—	—
End of Period	$2,610,709	$2,650,217	$7,426,481	$2,409,278	$7,494,999
Undistributed net investment income/ (loss) at end of period	$(1,046)	$(1,055)	$(7,000)	$1,381	$(4,813)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—	—
Shares sold	100,200	100,200	300,200	100,200	300,200
Shares repurchased	—	—	—	—	—
Shares outstanding, end of period	100,200	100,200	300,200	100,200	300,200

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

	HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND	HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND	HEALTHSHARESTM METABOLIC- ENDOCRINE DISORDERS EXCHANGE-TRADED FUND	HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND
	For the Period January 23, 2007* through March 31, 2007	For the Period January 23, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007
OPERATIONS:
Net investment income/(loss)	$(7,884)	$(5,842)	$(389)	$(1,016)	$1,576
Net realized gain/(loss) on investments and foreign currency transactions	(142,546)	81,598	2,596	(4,851)	(4,518)
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	307,685	143,958	102,457	13,551	77,236
Net increase/(decrease) in net assets resulting from operations	157,255	219,714	104,664	7,684	74,294
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,283,100	7,627,501	2,526,347	2,482,618	2,507,391
Value of shares repurchased	—	—	—	(45)	—
Net increase in net assets resulting from shareholder transactions	7,283,100	7,627,501	2,526,347	2,482,573	2,507,391
Net increase in net assets	7,440,355	7,847,215	2,631,011	2,490,257	2,581,685
NET ASSETS:
Beginning of Period	—	—	—	—	—
End of Period	$7,440,355	$7,847,215	$2,631,011	$2,490,257	$2,581,685
Undistributed net investment income/ (loss) at end of period	$(7,884)	$(5,842)	$(389)	$(1,016)	$1,576
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—	—
Shares sold	300,200	300,200	100,200	100,200	100,200
Shares repurchased	—	—	—	—	—
Shares outstanding, end of period	300,200	300,200	100,200	100,200	100,200

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND	HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM RESPIRATORY/ PULMONARY EXCHANGE-TRADED FUND	HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND
	For the Period March 12, 2007* through March 31, 2007	For the Period January 23, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007
OPERATIONS:
Net investment income/(loss)	$(400)	$62,365	$(1,040)	$408
Net realized gain/(loss) on investments and foreign currency transactions	(12,740)	322	32,412	17,502
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	(3,167)	264,652	72,995	58,723
Net increase/(decrease) in net assets resulting from operations	(16,307)	327,339	104,367	76,633
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,522,657	7,694,270	2,501,273	2,517,616
Value of shares repurchased	—	—	(7)	—
Net increase in net assets resulting from shareholder transactions	2,522,657	7,694,270	2,501,266	2,517,616
Net increase in net assets	2,506,350	8,021,609	2,605,633	2,594,249
NET ASSETS:
Beginning of Period	—	—	—	—
End of Period	$2,506,350	$8,021,609	$2,605,633	$2,594,249
Undistributed net investment income/ (loss) at end of period	$(400)	$62,365	$(1,040)	$408
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	100,200	300,200	100,200	100,200
Shares repurchased	—	—	—	—
Shares outstanding, end of period	100,200	300,200	100,200	100,200

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

This Page is Intentionally Left Blank

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS

	HEALTHSHARESTM AUTOIMMUNE- INFLAMMATION EXCHANGE-TRADED FUND	HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND
For a Share outstanding throughout each period	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007	For the Period January 23, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007
Net Asset Value, beginning of period	$25.50	$25.46	$25.24	$24.99
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.01)	(0.01)	(0.03)	0.01
Net realized and unrealized gain/(loss) on investments**	0.56	1.00	(0.47)	(0.96)
Total from investment operations	0.55	0.99	(0.50)	(0.95)
Net Asset Value, end of period	$26.05	$26.45	$24.74	$24.04
Total Return***	2.16%	3.89%	(1.98)%	(3.80)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,611	$2,650	$7,426	$2,409
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.75%	0.75%	0.75%	0.75%
Expenses, prior to expense reimbursements+	3.66%	3.63%	1.98%	3.78%
Net investment income/(loss)+	(0.75)%	(0.75)%	(0.63)%	1.03%
Portfolio turnover rate++	4%	12%	0%	12%

  *  Commencement of Investment Operations.
  **  Based on average shares outstanding.
  ***  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been reimbursed by the investment advisor.
  +  Annualized.
  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

	HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND	HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND
For a Share outstanding throughout each period	For the Period January 23, 2007* through March 31, 2007	For the Period January 23, 2007* through March 31, 2007	For the Period January 23, 2007* through March 31, 2007
Net Asset Value, beginning of period	$25.29	$24.65	$25.55
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain/(loss) on investments**	(0.30)	0.16	0.62
Total from investment operations	(0.32)	0.13	0.59
Net Asset Value, end of period	$24.97	$24.78	$26.14
Total Return***	(1.27)%	0.53%	2.31%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$7,495	$7,440	$7,847
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.75%	0.75%	0.75%
Expenses, prior to expense reimbursements+	2.01%	2.06%	1.95%
Net investment income/(loss)+	(0.44)%	(0.75)%	(0.51)%
Portfolio turnover rate++	1%	23%	9%

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

	HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND	HEALTHSHARESTM METABOLIC- ENDOCRINE DISORDERS EXCHANGE-TRADED FUND	HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND	HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND
For a Share outstanding throughout each period	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007
Net Asset Value, beginning of period	$25.69	$25.35	$25.42	$25.22
Income/(loss) from Investment Operations:
Net investment income/(loss)**	— (a)	(0.01)	0.02	— (a)
Net realized and unrealized gain/(loss) on investments**	0.57	(0.49)	0.33	(0.21)
Total from investment operations	0.57	(0.50)	0.35	(0.21)
Net Asset Value, end of period	$26.26	$24.85	$25.77	$25.01
Total Return***	2.22%	(1.97)%	1.38%	(0.83)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,631	$2,490	$2,582	$2,506
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.75%	0.75%	0.75%	0.75%
Expenses, prior to expense reimbursements+	3.64%	3.75%	3.65%	3.72%
Net investment income/(loss)+	(0.28)%	(0.75)%	1.13%	(0.29)%
Portfolio turnover rate++	18%	23%	14%	28%

  *  Commencement of Investment Operations.
  **  Based on average shares outstanding.
  ***  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been reimbursed by the investment advisor.
  +  Annualized.
  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
  (a)  Amount represents less than $0.005.

See Notes to Financial Statements.

	HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM RESPIRATORY/ PULMONARY EXCHANGE-TRADED FUND	HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND
For a Share outstanding throughout each period	For the Period January 23, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007	For the Period March 12, 2007* through March 31, 2007
Net Asset Value, beginning of period	$25.15	$25.23	$25.35
Income/(loss) from Investment Operations:
Net investment income/(loss)**	0.27	(0.01)	—
Net realized and unrealized gain/(loss) on investments**	1.30	0.78	0.54
Total from investment operations	1.57	0.77	0.54
Net Asset Value, end of period	$26.72	$26.00	$25.89
Total Return***	6.24%	3.05%	2.13%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$8,022	$2,606	$2,594
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.75%	0.75%	0.75%
Expenses, prior to expense reimbursements+	1.92%	3.68%	3.65%
Net investment income/(loss)+	5.30%	(0.75)%	0.29%
Portfolio turnover rate++	4%	34%	56%

See Notes to Financial Statements.

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

HealthSharesTM, Inc. (the "Company") was organized as a Maryland corporation on February 8, 2006 and is registered under the Investment Company Act of 1940, as amended (the "Act").

As of March 31, 2007, the following fourteen (14) series of exchange-traded funds ("ETF") (each a "Fund" and collectively the "Funds" or "HealthSharesTM Exchange-Traded Funds") were in operations and trading:

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund	"Autoimmune-Inflammation ETF"
HealthSharesTM Cancer Exchange-Traded Fund	"Cancer ETF"
HealthSharesTM Cardio Devices Exchange-Traded Fund	"Cardio Devices ETF"
HealthSharesTM Cardiology Exchange-Traded Fund	"Cardiology ETF"
HealthSharesTM Diagnostics Exchange-Traded Fund	"Diagnostics ETF"
HealthSharesTM Emerging Cancer Exchange-Traded Fund	"Emerging Cancer ETF"
HealthSharesTM Enabling Technologies Exchange-Traded Fund	"Enabling Technologies ETF"
HealthSharesTM GI/Gender Health Exchange-Traded Fund	"GI/Gender Health ETF"
HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund	"Metabolic-Endocrine Disorders ETF"
HealthSharesTM Neuroscience Exchange-Traded Fund	"Neuroscience ETF"
HealthSharesTM Ophthalmology Exchange-Traded Fund	"Ophthalmology ETF"
HealthSharesTM Patient Care Services Exchange-Traded Fund	"Patient Care Services ETF"
HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund	"Respiratory/Pulmonary ETF"
HealthSharesTM Composite Exchange-Traded Fund	"Composite ETF"

XShares Advisors LLC (the "Advisor") serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors.

Each Fund offers shares, known as HealthSharesTM that are listed and traded on the New York Stock Exchange ("NYSE"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots, consisting of 100,000 shares, each called a "Creation Unit." Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. Transaction fees at scheduled amounts ranging from $500 to $3,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. The investment objective of each Fund is to track the performance, before fees and expenses, of a particular benchmark index (the "Underlying Index"). The Advisor's parent company, XShares Group LLC ("XShares Group"), is the creator of each Underlying Index. Each of the Underlying Indexes seeks to measure performance of publicly-listed healthcare, life sciences and biotechnology companies involved in the research, clinical development and/or commercialization of therapeutic agents and medical devices for the treatment of certain diseases or medical conditions.

The underlying indexes for the HealthSharesTM Exchange-Traded Funds are:

Autoimmune-Inflammation ETF	Autoimmune-Inflammation Index
Cancer ETF	Cancer Index
Cardio Devices ETF	Cardio Devices Index
Cardiology ETF	Cardiology Index
Diagnostics ETF	Diagnostics Index
Emerging Cancer ETF	Emerging Cancer Index
Enabling Technologies ETF	Enabling Technologies Index
GI/Gender Health ETF	GI/Gender Health Index
Metabolic-Endocrine Disorders ETF	Metabolic-Endocrine Disorders Index
Neuroscience ETF	Neuroscience Index
Ophthalmology ETF	Ophthalmology Index
Patient Care Services ETF	Patient Care Services Index
Respiratory/Pulmonary ETF	Respiratory/Pulmonary Index
Composite ETF	Composite Index

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("US GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.  Security Valuation Securities are valued based on their last sale price on the exchange where the security is primarily traded. The Net Asset Value ("NAV") of each Fund's shares is calculated each day New York Stock Exchange ("NYSE") is open for trading as of the close of regular trading, generally 4:00pm. The NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.

B.  Fair Value When reliable market quotations are not readily available, securities are priced at their fair value. A Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. Fair-value prices are determined by the Pricing Committee according to the procedures adopted by BNY Investment Advisors (the "Sub-Adviser"). The Sub-Adviser was delegated by the Board of Directors to perform this function.

C.  Securities Transactions Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-methods. Corporate actions (including cash dividends) are recorded on the ex-date.

D.  Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

E.  Dividends and Distributions to Shareholders  It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

F.  Expenses Expenses that are directly related to each of the Funds are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund. Each Fund licenses its underlying index and related trademark from the Advisor pursuant to a no-fee license. Expenses related to the initial organization, registration and offering of the Funds are borne by the Advisor.

G.  Risk of Concentration The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries. Each Fund is subject to sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Because each Fund invests all, or substantially all, of its assets in the healthcare, life sciences and biotechnology sectors, it is subject to the risks associated with investing in those sectors. Companies in the healthcare industry are, generally, subject to significant governmental regulation and are required to obtain government approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. See the prospectus for additional information about these risks.

H.  Short Term Investments Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' Acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

I.  Security Lending Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all time by cash and/or high grade debt obligations in an amount at

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds, if any, is disclosed on the Statements of Operations.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Investment Advisory Agreement has an initial term of two years and can be terminated with sixty days written notice when authorized either by a majority vote of each Fund's outstanding voting shares or by a vote of a majority of each Fund's Board of Directors.

Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds.

For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The advisory fee is calculated daily and paid monthly in arrears. Out of the advisory fee, the Advisor pays all fees and expenses of the Sub-Adviser, the transfer agent, the administrator, the accounting agent and the custodian ("Covered Expenses"). Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses.

Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisers to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement. For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to .75% (per annum) of each Fund's average daily net assets. The fee is accrued daily and paid monthly in arrears.

The Advisor has contractually agreed to reduce its advisory fees and/or pay Fund expenses (excluding interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% (per annum) of each Fund's average net assets (the "Expense Cap"). The expense cap will remain in effect until at least September 30, 2007. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

The amounts subject to reimbursement to the Advisor at March 31, 2007 are as follows:

	Reimbursements available through:
	09/30/07	09/30/08	09/30/09
Autoimmune-Inflammation ETF	$4,060	$4,060	$4,060
Cancer ETF	4,060	4,060	4,060
Cardio Devices ETF	13,805	13,805	13,805
Cardiology ETF	4,060	4,060	4,060
Diagnostics ETF	13,805	13,805	13,805
Emerging Cancer ETF	13,805	13,805	13,805
Enabling Technologies ETF	13,805	13,805	13,805
GI/Gender Health ETF	4,060	4,060	4,060
Metabolic-Endocrine Disorders ETF	4,060	4,060	4,060
Neuroscience ETF	4,060	4,060	4,060
Ophthalmology ETF	4,060	4,060	4,060
Patient Care Services ETF	13,805	13,805	13,805
Respiratory/Pulmonary ETF	4,060	4,060	4,060
Composite ETF	4,060	4,060	4,060

For the period ended March 31, 2007, the advisory fee waivers and expense assumed by the Advisor were as follows:

	Advisory Fee Waiver	Expense Assumed by the Advisor
Autoimmune-Inflammation ETF	$1,046	$3,014
Cancer ETF	1,055	3,005
Cardio Devices ETF	8,397	5,408
Cardiology ETF	1,004	3,056
Diagnostics ETF	8,245	5,560
Emerging Cancer ETF	7,884	5,921
Enabling Technologies ETF	8,652	5,153
GI/Gender Health ETF	1,055	3,005
Metabolic-Endocrine Disorders ETF	1,016	3,044
Neuroscience ETF	1,049	3,011
Ophthalmology ETF	1,026	3,034
Patient Care Services ETF	8,830	4,975
Respiratory/Pulmonary ETF	1,040	3,021
Composite ETF	1,051	3,009

The Sub-Adviser, which is a separate identifiable division of The Bank of New York ("BNY"), acts as investment sub-advisor to the Funds. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds' Board of Directors. In this regard, the Sub-Adviser will be responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between the Advisor and the Sub-Adviser from time to time. The Advisor is responsible for payment of the Sub-Advisory fee.

The Bank of New York serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund. As compensation for its services, BNY receives a fee that is a percentage of each Fund's average daily net assets. This fee is a Covered Expense as defined above.

ALPS Distributors, Inc. serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Company will pay each independent director an annual fee of $100,000. The Company reimburses each Director for his or her costs and expenses associated with their performance of their duties, including the cost and expenses associated with the attendance of meetings of the Board.

4. FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for Federal income tax purposes were substantially the same as for book purposes and the aggregated gross unrealized appreciation/depreciation on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Autoimmune-Inflammation ETF	$2,502,711	$103,764	$136,037	$(32,273)
Cancer ETF	2,514,361	131,570	154,388	(22,818)
Cardio Devices ETF	7,470,238	(47,101)	186,171	(233,272)
Cardiology ETF	2,509,329	(97,248)	72,603	(169,851)
Diagnostics ETF	7,422,587	70,135	319,824	(249,689)
Emerging Cancer ETF	7,128,009	307,685	876,821	(569,136)
Enabling Technologies ETF	7,703,381	143,958	372,681	(228,723)
GI/Gender Health ETF	2,525,575	102,457	124,370	(21,913)
Metabolic-Endocrine Disorders ETF	2,471,142	13,551	101,535	(87,984)
Neuroscience ETF	2,493,963	77,237	105,162	(27,925)
Ophthalmology ETF	2,512,801	(3,158)	46,996	(50,154)
Patient Care Services ETF	7,793,000	264,652	454,568	(189,916)
Respiratory/Pulmonary ETF	2,532,280	73,006	148,339	(75,333)
Composite ETF	2,525,660	58,723	82,280	(23,557)

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the period ended March 31, 2007, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Autoimmune-Inflammation ETF	$108,728	$109,151
Cancer ETF	314,840	315,216
Cardio Devices ETF	—	5,026
Cardiology ETF	300,123	291,006
Diagnostics ETF	79,098	79,107
Emerging Cancer ETF	1,329,497	1,336,640
Enabling Technologies ETF	550,696	549,728
GI/Gender Health ETF	478,641	477,051
Metabolic-Endocrine Disorders ETF	564,937	566,846
Neuroscience ETF	366,139	370,049
Ophthalmology ETF	705,034	697,517
Patient Care Services ETF	328,616	236,082
Respiratory/Pulmonary ETF	875,875	872,868
Composite ETF	1,445,979	1,451,170

For the period ended March 31, 2007, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
Autoimmune-Inflammation ETF	$2,501,454	—
Cancer ETF	2,516,935	—
Cardio Devices ETF	7,475,415	—
Cardiology ETF	2,501,569	—
Diagnostics ETF	7,420,607	—
Emerging Cancer ETF	7,277,698	—
Enabling Technologies ETF	7,620,816	—
GI/Gender Health ETF	2,521,347	—
Metabolic-Endocrine Disorders ETF	2,477,573	—
Neuroscience ETF	2,502,391	—
Ophthalmology ETF	2,517,657	—
Patient Care Services ETF	7,655,215	—
Respiratory/Pulmonary ETF	2,496,266	—
Composite ETF	2,512,616	—

6. CAPITAL SHARE TRANSACTIONS

As of March 31, 2007, there were 50 billion shares of $0.0001 par value capital shares authorized by the Company. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, share of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. INDEMNIFICATIONS

In the normal course of business the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company's maximum exposure under these arrangements cannot be known; however, the Company expects any risk of loss to be remote.

8. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

9. DISTRIBUTION AND SERVICE PLAN

ALPS Distributors, Inc. serves as the Funds' distributor. The Company has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. SUBSEQUENT EVENT

HealthSharesTM European Drugs Exchange-Traded Fund and HealthSharesTM Infectious Disease Exchange-Traded Fund commenced operations on April 3, 2007, and HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund commenced operations on April 18, 2007.

HealthSharesTM, Inc.

BOARD CONSIDERATIONS REGARDING APPROVAL OF ADVISORY AGREEMENT

At meetings held on December 1, 2006, and January 19, 2007, the Board of Directors (the "Board") of HealthShares(TM), Inc. (the "Company"), including the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of any party to the agreements defined below, approved the investment advisory agreement (the "Advisory Agreement") between the Company and XShares Advisors LLC (the "Advisor") and the sub-advisory agreement (the "Sub-Advisory Agreement") between the Advisor and BNY Investment Advisors (the "Sub-Adviser") (collectively, the "Agreements"). Prior to the meeting, the Board received and reviewed substantial information regarding the Company and its Funds, the Advisor, and the Sub-Adviser, and the services to be provided by the Advisor and the Sub-Adviser to the Company and its Funds under the Agreements. This information formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board's approval of the Agreements.

1.  The nature, extent and quality of the services to be provided by the Advisor and the Sub-Adviser.

The Board reviewed in detail the nature and extent of the services to be provided by the Advisor and the Sub-Adviser under the Agreements. The Board noted that these services will include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as voting proxies for the Company, portfolio management compliance services and the preparation and filing certain reports on behalf of the Company. The Board appreciated the relatively unique nature of the Funds, as exchange-traded funds, and the background and experience of the Advisor's and Sub-Adviser's senior management, including those individuals responsible for portfolio management. The Board considered that the Advisor will provide, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Company's service providers. The Board noted that, in addition to managing the investment program for the Funds, the Advisor will provide certain non-advisory services.

The Board also considered that the Advisor will pay for the compensation of officers or employees of the Company who are also officers or employees of the Advisor, except as may otherwise be determined by the Board. The Board evaluated these factors in consultation with counsel. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor to the Funds under the Advisory Agreement were reasonable and appropriate in relation to the advisory fee, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of this unitary advisory fee will be used to compensate the Funds' service providers.

The Board also considered the Sub-Adviser's operational capabilities and resources, and the Sub-Adviser's experience in serving as an adviser to exchange-traded funds, noting that the Sub-Adviser currently provides investment advisory and management services to other exchange-traded funds. The Board also noted that The Bank of New York, an affiliate of the Sub-Adviser, was proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and will act as custodian for Fund assets. In this regard, the Board concluded that the benefits accruing to the Sub-Adviser and its affiliates by virtue of their relationship with the Funds are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that the Advisor, not the Funds, pays the fees to the Sub-Adviser under the Sub-Advisory Agreement.

2.  The performance of the Funds, the Advisor and the Sub-Adviser.

Since the Funds have not yet commenced operations, it was not possible for the Board to consider the performance of the Funds, the Advisor and the Sub-Adviser. In connection with its assessment of the ability of the Advisor and the Sub-Adviser to perform their duties under the Agreements, the Board considered the Advisor's and Sub-Adviser's financial condition and whether they had the resources necessary to carry out their functions under the Agreements. The Board concluded that the Advisor and the Sub-Adviser had the financial resources necessary to perform their obligations under the Agreements.

3.  The cost of the advisory services and the profits to the Advisor, Sub-Adviser, and their affiliates from their relationship with the Funds.

The Board considered the proposed level of the advisory fee for each Fund against a sample of advisory fees charged by other exchange-traded funds provided in the materials distributed in advance of the Board meeting (the "Board Materials"). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Funds against a sample universe of other exchange-traded funds provided with the Board Materials. The Board considered that this type of information would be useful in assessing whether the Advisor and the Sub-Adviser would be providing services at a cost that was competitive with other exchange-traded funds. The Board noted that the advisory fees proposed to be charged by the Funds were higher than the advisory fees charged by the other exchange-traded funds listed in the Board Materials. The Board considered, however, that the universe of exchange-traded funds provided in the Board Materials was relatively small and that there were no other exchange-traded funds in this sample universe with similar investment objectives similar to those of the Funds. The Board concluded that the comparative universe of other exchange-traded funds contained in the Board Materials was of limited utility for these reasons and asked that the Advisor provide it at the next meeting with additional comparative material.

Pursuant to the Board's request, at the January 19, 2007 meeting the Advisor provided to the Board, supplemental comparative fee and expense data for the Funds, comparing the advisory fee and anticipated expense ratio of the Funds with a broader universe of exchange-traded funds. The Directors considered that while the additional data provided to the Board indicated that the advisory fees and anticipated expense ratios were on the high end of the range of expense ratios charged by the broader universe of exchange-traded funds, custom, narrowly focused exchange-traded funds, such as the Funds, typically have higher advisory fees and expense ratios than more generic exchange-traded funds, such as an exchange-traded fund which replicates the S&P 500 Composite Index. The Directors also considered that exchange-traded funds that have been in existence for some period of time tend to have lower expense ratios than exchange-traded funds that have just recently commenced operations.

The Board also considered that the Advisor had agreed to enter into an Expense Limitation and Reimbursement Agreement and to waive its fees or pay a portion of the Funds' expenses to maintain the expense ratios of certain of the Funds at 0.75% and certain other of the Funds at 0.95%.

4.  The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

With respect to the Board's consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain of the Advisor's costs would increase if asset levels rise. While the Advisor stated that as the Funds mature and experience asset growth it could be expected that the Funds might achieve economies of scale, the Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant growth. In the event there was to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5.  Other factors.

The Board also considered whether the Sub-Adviser would benefit in other ways from its relationship with the Funds, noting that the Sub-Adviser maintains no soft-dollar arrangements in connection with the Funds' brokerage transactions and that affiliates of the Sub-Adviser provide other services to the Funds.

Based on a consideration of all these factors in their totality, the Board, including the "non-interested" Directors, determined that each Fund's advisory fee, as well as the sub-advisory fee payable to the Sub-Adviser, was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the Advisory Agreement and the Sub-Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

This Page is Intentionally Left Blank

HealthSharesTM, Inc.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund's portfolio securities, (and information on how the Board of Directors will have voted each Fund's proxies during the period ended June 30, 2007) is available without charge, upon request, (i) by calling 800-925-2870; (ii) on the Company's website at www.healthsharesinc.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Company at 800-925-2870. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund's portfolio holdings is available daily at www.healthsharesinc.com

HealthSharesTM, Inc.

INVESTMENT ADVISOR

XShares Advisors LLC

420 Lexington Ave

Suite 2550

New York, NY 10170

INVESTMENT SUB-ADVISER

BNY Investment Advisors

1633 Broadway

New York, NY 10019

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1625 Broadway

Denver, CO 80202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Eisner LLP

750 Third Ave

New York, NY 10017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

75 East 55th Street

New York, NY 10022

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Items 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)             There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HealthSharesTM, Inc.	.

By:	/s/ William J. Kridel	.

Name:	William J. Kridel

Title:	President, Chairman and Chief Executive Officer

Date:	June 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Kridel	.

Name:	William J. Kridel

Title:	President, Chairman and Chief Executive Officer

Date:	June 6, 2007

By:	/s/ David W. Jaffin	.

Name:	David W. Jaffin

Title:	Chief Financial Officer, Secretary and Treasurer

Date:	June 6, 2007